Schedule of funding (Details) - BRL (R$)	1 Months Ended	12 Months Ended
	Jul. 30, 2021	Dec. 31, 2021
Twenty Eighth Issue Debentures Series One [Member]
IfrsStatementLineItems [Line Items]
Amount	R$ 1,200,000,000	R$ 127,800,000
Maturity		07/2024
Remuneration		CDI + 1.20 p.a.
Twenty Eighth Issue Debentures Series Two [Member]
IfrsStatementLineItems [Line Items]
Amount		R$ 888,200,000
Maturity		07/2026
Remuneration		CDI + 1.44 p.a.
Twenty Eighth Issue Debentures Series Three [Member]
IfrsStatementLineItems [Line Items]
Amount		R$ 184,000,000
Maturity		07/2028
Remuneration		CDI + 1.60 p.a.
Twenty Nine Issue Debentures Series One [Member]
IfrsStatementLineItems [Line Items]
Amount		R$ 500,000,000
Maturity		12/2026
Remuneration		CDI + 1.29% p.a.
Twenty Nine Issue Debentures Series Two [Member]
IfrsStatementLineItems [Line Items]
Amount		R$ 600,000,000
Maturity		12/2031
Remuneration		IPCA + 5.3058% p.a.
Twenty Nine Issue Debentures Series Three [Member]
IfrsStatementLineItems [Line Items]
Amount		R$ 150,000,000
Maturity		12/2036
Remuneration		IPCA + 5.4478% p.a.